Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Trade and Other Receivables [Abstract]
Schedule of trade and other receivables
	2022	2021
	USD	USD

Trade receivables	8,279,582	4,488,090
Prepayments	113,036	221,099
Advances paid for content and service providers	1,745,561	566,501
Other receivables	1,117,162	219,587
Other financial assets (1)	17,947	145,434
Allowance for estimated credit losses	(951,455)	(235,164)
	10,321,833	5,405,547

(1) The Group reclassified its bank balances in Lebanese Pounds equivalent of USD 17,947 (2021: USD 145,434) to other financial assets due to significant devaluation of Lebanese Pounds against US Dollar caused by the ongoing political and economic situation in Lebanon. Refer to note 29.

Schedule of ageing analysis of unimpaired trade receivables
		Neither past due nor	Past due but not impaired
	Total	impaired	30-60 days	60-90 days	90-120 days	>120 days
	USD	USD	USD	USD	USD	USD
2022	7,328,127	5,452,577	612,213	788,516	77,116	397,705
2021	4,252,926	3,863,994	113,814	200,443	61,219	13,456